Earnings/(Losses) Per Share - Summary of Earnings/(Losses) Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit/(loss) attributable to equity holders of the parent	$ 6,498	$ 1,983	$ (4,028)
Weighted average number of shares on issue for basic earnings/(loss) per share	1,511,257,404	962,604,811	951,113,086
Effect of dilution from contingently issuable shares	13,061,376	9,023,439
Weighted average number of shares on issue adjusted for the effect of dilution	1,524,318,780	971,628,250	951,113,086
Basic earnings/(losses) per share	$ 4.30	$ 2.06	$ (4.235)
Diluted earnings/(losses) per share	$ 4.263	$ 2.041	$ (4.235)